MAY 2012 PRIVATE PLACEMENT (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Common Shares [Line Items]
Total consideration for common stock	$ 1,026,500
Minority interest in Goodrich Tobacco, percentage	4.00%
Minority interest in Goodrich Tobacco	90,000
Warrant exercise price	$ 1.0
Warrants issued, value	1,841,000
Noncash consideration expense	814,500
Warrant, term	5 years
May 15, 2012 [Member]
Common Shares [Line Items]
Common Stock issued in private placement, shares	1,710,833
Net proceeds from private placement	786,500
Conversion of accounts payable	$ 150,000